MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (Details Narrative)	12 Months Ended
Dec. 31, 2024 CAD ($) shares
IfrsStatementLineItems [Line Items]
Aggregate sale price	(i) USD $1,000,000; (ii) 15% of the total assets of the Company, measured at the Company’s most recent balance sheet date; or (iii) 15% of the outstanding amount of the common shares of the Company, measured at the Company’s most recent balance sheet date
Increase in depreciation | $	$ 54,220
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	30.00%
Useful lives	3 years
Depreciation method	straight line
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	20.00%
Useful lives	5 years
Depreciation method	straight line
Warrants [member]
IfrsStatementLineItems [Line Items]
Potentially dilutive loss per share	3,717,502
Share options [member]
IfrsStatementLineItems [Line Items]
Potentially dilutive loss per share	31,204
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Potentially dilutive loss per share	188,100